Fair Value Measurements (Fair Value of Assets and Liabilities Measured on Recurring Basis) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Level 1 [Member]	Dec. 31, 2011 Level 1 [Member]	Jun. 30, 2012 Level 2 [Member]	Dec. 31, 2011 Level 2 [Member]	Jun. 30, 2012 Level 3 [Member]	Dec. 31, 2011 Level 3 [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Sep. 30, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 FTRs [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 FTRs [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 FTRs [Member] Level 1 [Member]	Dec. 31, 2011 FTRs [Member] Level 1 [Member]	Jun. 30, 2012 FTRs [Member] Level 2 [Member]	Dec. 31, 2011 FTRs [Member] Level 2 [Member]	Jun. 30, 2012 FTRs [Member] Level 3 [Member]	Dec. 31, 2011 FTRs [Member] Level 3 [Member]	Jun. 30, 2012 FTRs [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 FTRs [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Futures [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Futures [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Futures [Member] Level 1 [Member]	Dec. 31, 2011 Futures [Member] Level 1 [Member]	Jun. 30, 2012 Futures [Member] Level 2 [Member]	Jun. 30, 2012 Futures [Member] Level 3 [Member]	Dec. 31, 2011 Futures [Member] Level 3 [Member]	Jun. 30, 2012 Forward NYMEX Coal Contracts [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Forward NYMEX Coal Contracts [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Forward NYMEX Coal Contracts [Member] Level 1 [Member]	Dec. 31, 2011 Forward NYMEX Coal Contracts [Member] Level 1 [Member]	Jun. 30, 2012 Forward NYMEX Coal Contracts [Member] Level 2 [Member]	Dec. 31, 2011 Forward NYMEX Coal Contracts [Member] Level 2 [Member]	Jun. 30, 2012 Forward NYMEX Coal Contracts [Member] Level 3 [Member]	Dec. 31, 2011 Forward NYMEX Coal Contracts [Member] Level 3 [Member]	Jun. 30, 2012 Forward NYMEX Coal Contracts [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Forward NYMEX Coal Contracts [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Interest Rate Hedge [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Interest Rate Hedge [Member] Level 1 [Member]	Dec. 31, 2011 Interest Rate Hedge [Member] Level 2 [Member]	Dec. 31, 2011 Interest Rate Hedge [Member] Level 3 [Member]	Dec. 31, 2011 Interest Rate Hedge [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Debt [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Debt [Member] Level 1 [Member]	Jun. 30, 2012 Debt [Member] Level 2 [Member]	Jun. 30, 2012 Debt [Member] Level 3 [Member]	Jun. 30, 2012 Debt [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Forward Contract Power [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Forward Contract Power [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Forward Contract Power [Member] Level 1 [Member]	Dec. 31, 2011 Forward Contract Power [Member] Level 1 [Member]	Jun. 30, 2012 Forward Contract Power [Member] Level 2 [Member]	Dec. 31, 2011 Forward Contract Power [Member] Level 2 [Member]	Jun. 30, 2012 Forward Contract Power [Member] Level 3 [Member]	Dec. 31, 2011 Forward Contract Power [Member] Level 3 [Member]	Jun. 30, 2012 Forward Contract Power [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Forward Contract Power [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Sep. 30, 2011 Forward Contract Power [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Collateral and Counterparty Netting [Member]	Dec. 31, 2011 Collateral and Counterparty Netting [Member]	Jun. 30, 2012 Collateral and Counterparty Netting [Member] FTRs [Member]	Dec. 31, 2011 Collateral and Counterparty Netting [Member] FTRs [Member]	Jun. 30, 2012 Collateral and Counterparty Netting [Member] Futures [Member]	Dec. 31, 2011 Collateral and Counterparty Netting [Member] Futures [Member]	Jun. 30, 2012 Collateral and Counterparty Netting [Member] Forward NYMEX Coal Contracts [Member]	Dec. 31, 2011 Collateral and Counterparty Netting [Member] Forward NYMEX Coal Contracts [Member]	Dec. 31, 2011 Collateral and Counterparty Netting [Member] Interest Rate Hedge [Member]	Jun. 30, 2012 Collateral and Counterparty Netting [Member] Debt [Member]	Jun. 30, 2012 Collateral and Counterparty Netting [Member] Forward Contract Power [Member]	Dec. 31, 2011 Collateral and Counterparty Netting [Member] Forward Contract Power [Member]	Jun. 30, 2012 Equity Securities [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Equity Securities [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Equity Securities [Member] Level 1 [Member]	Dec. 31, 2011 Equity Securities [Member] Level 1 [Member]	Jun. 30, 2012 Equity Securities [Member] Level 2 [Member]	Dec. 31, 2011 Equity Securities [Member] Level 2 [Member]	Jun. 30, 2012 Equity Securities [Member] Level 3 [Member]	Dec. 31, 2011 Equity Securities [Member] Level 3 [Member]	Jun. 30, 2012 Equity Securities [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Equity Securities [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Equity Securities [Member] Collateral and Counterparty Netting [Member]	Dec. 31, 2011 Equity Securities [Member] Collateral and Counterparty Netting [Member]	Jun. 30, 2012 Debt Securities [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Debt Securities [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Debt Securities [Member] Level 1 [Member]	Jun. 30, 2012 Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Debt Securities [Member] Level 2 [Member]	Jun. 30, 2012 Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Debt Securities [Member] Level 3 [Member]	Jun. 30, 2012 Debt Securities [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Debt Securities [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Debt Securities [Member] Collateral and Counterparty Netting [Member]	Dec. 31, 2011 Debt Securities [Member] Collateral and Counterparty Netting [Member]	Jun. 30, 2012 Money Market Funds [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Money Market Funds [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Money Market Funds [Member] Level 1 [Member]	Dec. 31, 2011 Money Market Funds [Member] Level 1 [Member]	Jun. 30, 2012 Money Market Funds [Member] Level 2 [Member]	Dec. 31, 2011 Money Market Funds [Member] Level 2 [Member]	Jun. 30, 2012 Money Market Funds [Member] Level 3 [Member]	Dec. 31, 2011 Money Market Funds [Member] Level 3 [Member]	Jun. 30, 2012 Money Market Funds [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Money Market Funds [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Money Market Funds [Member] Collateral and Counterparty Netting [Member]	Dec. 31, 2011 Money Market Funds [Member] Collateral and Counterparty Netting [Member]	Jun. 30, 2012 Hedge Funds, Multi-strategy [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Hedge Funds, Multi-strategy [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Hedge Funds, Multi-strategy [Member] Level 1 [Member]	Dec. 31, 2011 Hedge Funds, Multi-strategy [Member] Level 1 [Member]	Jun. 30, 2012 Hedge Funds, Multi-strategy [Member] Level 2 [Member]	Dec. 31, 2011 Hedge Funds, Multi-strategy [Member] Level 2 [Member]	Jun. 30, 2012 Hedge Funds, Multi-strategy [Member] Level 3 [Member]	Dec. 31, 2011 Hedge Funds, Multi-strategy [Member] Level 3 [Member]	Jun. 30, 2012 Hedge Funds, Multi-strategy [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Hedge Funds, Multi-strategy [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Hedge Funds, Multi-strategy [Member] Collateral and Counterparty Netting [Member]	Dec. 31, 2011 Hedge Funds, Multi-strategy [Member] Collateral and Counterparty Netting [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Level 1 [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Level 2 [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Level 3 [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Collateral and Counterparty Netting [Member]
Total Master Trust Assets, Fair Value			$ 10.8	$ 10.3			$ 10.8	$ 10.3			$ 10.8	$ 10.3																																																														$ 4.9	$ 4.4			$ 4.9	$ 4.4			$ 4.9	$ 4.4			$ 5.5	$ 5.5			$ 5.5	$ 5.5			$ 5.5	$ 5.5			$ 0.2	$ 0.2			$ 0.2	$ 0.2			$ 0.2	$ 0.2			$ 0.2	$ 0.2			$ 0.2	$ 0.2			$ 0.2	$ 0.2
Total Derivative Assets			18.6	19.2	0.3	1.8	18.3	17.4				16.4	15.0	(0.1)	0.1				0.1	(0.1)		(0.1)	0.1	0.3	1.8	0.3	1.8				(16.5)	(14.5)			(16.5)	(14.5)			(5.1)	(3.7)											18.3	17.3			18.3	17.3				16.3	15.0	(3.6)	(2.8)			(0.3)	(1.8)	11.4	10.8			(3.3)	(1.0)
Total Assets			29.4	29.5	0.3	1.8	29.1	27.7			25.8	26.7																																																		(3.6)	(2.8)
Total Short-term Investments		69.3
Debt Instrument, Fair Value Disclosure																																														(2,744.4)		(2,725.2)	(19.2)	(2,744.4)
Total Derivative Liabilities			72.1	(60.3)			72.0	(60.3)	0.1		49.2	(43.9)																													(32.5)		(32.5)		(32.5)						16.0	(13.3)			16.0	(13.3)			4.5	(7.7)		(22.9)	16.4									(11.5)	5.6																																																	39.5		39.5		39.5
Total Liabilities			$ 2,816.5	$ (60.3)			$ 2,797.2	$ (60.3)	$ 19.3		$ 2,793.6	$ (43.9)																																																		$ (22.9)	$ 16.4
Acquisition cost per share	$ 30.00